Cover	9 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	MODULAR MEDICAL, INC.
Entity Central Index Key	0001074871
Entity Tax Identification Number	87-0620495
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	16772 W. Bernardo Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	(858)
Local Phone Number	800-3500
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false